STOCK OPTIONS (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Number of outstanding balance, Beginning balance	6,350,000	6,080,000	6,428,000
Expired	0	0	(20,000)
Cancelled	0	(580,000)	(468,000)
Granted	0	850,000	140,000
Number of outstanding balance, Ending balance	6,350,000	6,350,000	6,080,000
Options exercisable	5,712,500
Weighted average exercise price, Beginning balance	$ 1.67	$ 1.76	$ 1.81
Weighted average exercise price, Expired	0	0	3.43
Weighted average exercise price, Cancelled	0	1.33	2.03
Weighted average exercise price, Granted	0	0.79	0.49
Weighted average exercise price, Ending balance	1.67	$ 1.67	$ 1.76
Weighted average exercise price, Options exercisable	$ 1.75
Weighted average remaining contractual life (in years) Outstanding, Begging balance	2 years 7 months 24 days	2 years 11 months 1 day	3 years 10 months 9 days
Weighted average remaining contractual life (in years), Granted		9 years 11 months 4 days	9 years 11 months 8 days
Weighted average remaining contractual life (in years) Outstanding, Ending balance	1 year 7 months 24 days	2 years 7 months 24 days	2 years 10 months 24 days
Weighted average remaining contractual life options exercisable (in years)	10 months 2 days